UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number  811-4258
                                   ----------

Value Line Convertible Fund, Inc.
-----------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: April 30, 2006
                         --------------

Date of reporting period: April 30, 2006
                          --------------

Item I.  Reports to Stockholders.
------   ------------------------

      A copy of the Annual Report to Stockholders for the period ended 4/30/06 is included with this Form.

--------------------------------------------------------------------------------
                                 ANNUAL REPORT
--------------------------------------------------------------------------------
                                 April 30, 2006
--------------------------------------------------------------------------------
                                   Value Line

                                  Convertible
                                   Fund, Inc.

                                    [LOGO](R)
                                   ----------
                                   Value Line
                                    No-Load
                                     Mutual
                                     Funds

Value Line Convertible Fund, Inc.
                                                               To Our Value Line
--------------------------------------------------------------------------------

To Our Shareholders:

For the year ended April 30, 2006, the Fund generated a total return of 17.06%, outperforming the Goldman Sachs Convertible Index(1), which returned 12.11%, and the S&P 500(2), which gained 15.42%.

There were several reasons for this outperformance. The Fund maintained an overweight position in energy, basic materials, and industrial issues which outperformed other sectors. The Fund benefited from selective technology issues which generated strong gains. Finally, the overall convertible market had a particularly good year as both the equity market and corporate bond market were strong.

Strong corporate profits and healthy global growth bolstered equities. Corporate bonds, both investment grade and below investment grade, experienced strong demand as spreads to other fixed income securities remained at tight historical levels. All of this benefited convertibles.

What was most striking was that this positive performance took place amidst an environment of rising interest rates where the Federal Reserve Board continued its policy of hiking short-term rates. What reduced the negative impact was that longer term interest rates remained low and short rates, despite being higher, still remained at relatively low historical levels.

The outlook for the financial markets is uncertain.

Much of this depends upon whether the Federal Reserve is near an end in its interest rate hikes or whether it will continue its tightening policy. Energy and commodity prices have been in a steady rise and represent a potential inflationary threat. Should this continue the Federal Reserve will need to raise rates further, which could be negative for convertibles, equities and corporates, if it brings about a slowdown in the economy.

Our current strategy is to reduce our exposure to those sectors that have outperformed, namely energy, basic materials and industrials. We will continue to select convertible issues with favorable income, good liquidity, and solid credit worthiness that offer favorable prospects for price appreciation. We will focus this selection among the highest ranked convertibles in the Value Line Convertible Survey and those companies ranked highly in The Value Line Investment Survey.

As always, your confidence in Value Line is appreciated and we look forward to serving your future investment needs.

                                Sincerely,

                                /s/ Jean Bernhard Buttner

                                Jean Bernhard Buttner
                                Chairman and President
June 5, 2006
--------------------------------------------------------------------------------
(1) The Goldman Sachs Convertible Index invests primarily in convertible bonds and convertible preferred stock. This is an unmanaged index, which commenced on January 1, 1998, and does not reflect charges, expenses or taxes, and it is not possible to directly invest in this index.

(2) The Standard & Poor's 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes, and it is not possible to directly invest in this index.


--------------------------------------------------------------------------------
2

                                               Value Line Convertible Fund, Inc.
Convertible Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The business expansion appears to be slowing down following a fast start this year, with the nation's gross domestic product likely to expand by a moderate 3.5%, or so, in the current quarter, and by closer to 3% during the final six months of 2006. This more restrained pace of growth is likely to be in place during 2007, as well. Our forecast assumes that oil prices will average $60-$70 a barrel during this time period, that there will be no supply interruptions from any further deterioration on the global front, that inflation will not veer out of control, and that interest rates will stabilize over the next several months.

Helping to sustain this modest economic improvement are likely to be fairly solid levels of activity in the capital goods sector and additional selective gains in retailing. Reining in growth somewhat will probably be a weaker housing market. A severe contraction in housing demand still seems unlikely, given the expected relative stability of long-term interest rates.

Moderating gross domestic product growth and an accompanying modest level of inflation would have positive ramifications for the stock market. That's because this combination would logically allow the Federal Reserve to bring its program of monetary tightening to a close by this summer, or before the long succession of interest-rate hikes brings about a premature end to the business expansion.


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                                                                               3

Value Line Convertible Fund, Inc.

--------------------------------------------------------------------------------

The following graph compares the performance of the Value Line Convertible Fund, Inc. to that of the S&P 500 Stock Index. The Value Line Convertible Fund, Inc. is a professionally managed mutual fund, while the Index is not available for investment and is unmanaged. The returns for the Index do not reflect charges, expenses or taxes but do include the reinvestment of dividends. The comparison is shown for illustrative purposes only.

 Comparison of a Change in the Value of a $10,000 Investment in the Value Line
                  Convertible Fund and the S&P 500 Stock Index*

7/96     9859     9842
10/96    10571    10908
1/97     11037    12219
4/97     10879    12512
7/97     12201    14972
10/97    12512    14410
1/98     12718    15506
4/98     13604    17651
7/98     13056    17860
10/98    11740    17579
1/99     13129    20543
4/99     12973    21503
7/99     13290    21468
10/99    14304    22091
1/00     17262    22669
4/00     17281    23681
7/00     16743    23395
10/00    16737    23437
1/01     16125    22465
4/01     15315    20609
7/01     14785    20043
10/01    14247    17600
1/02     14698    18838
4/02     14513    18007
7/02     13026    15307
10/02    13109    14941
1/03     13472    14501
4/03     13988    15610
7/03     14566    16936
10/03    15177    18049
1/04     16076    19515
4/04     15811    19181
7/04     15650    19166
10/04    15854    19749
1/05     16438    20729
4/05     15803    20396
7/05     17199    21859
10/05    16904    21471
1/06     18023    22882
4/06     18500    23541

* The Standard and Poor's 500 Index (S&P 500 Index) is an unmanaged index that is representative of the larger-capitalization stocks traded in the United States.

      The return for the index does not reflect expenses which are deducted from the Fund's returns.

Performance Data:**

                                    Average Annual     Growth of an Assumed
                                     Total Return      Investment of $10,000
                                   ----------------   ----------------------
 1 year ended 4/30/06 ..........         17.06%               $11,706
 5 years ended 4/30/06 .........          3.85%               $12,079
10 years ended 4/30/06 .........          6.34%               $18,500

--------------------------------------------------------------------------------
** The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


--------------------------------------------------------------------------------
4

                                               Value Line Convertible Fund, Inc.

--------------------------------------------------------------------------------

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 through April 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

                                                                                         Expenses*
                                                                                        paid during
                                                        Beginning         Ending          period
                                                         account          account         11/1/05
                                                          value            value           thru
                                                         11/1/05          4/30/06         4/30/06
                                                     --------------   --------------   ------------
Actual ...........................................     $ 1,000.00       $ 1,094.40        $ 5.97
Hypothetical (5% return before expenses) .........     $ 1,000.00       $ 1,019.10        $ 5.76

--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.15% multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half period.


--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Portfolio Highlights at April 30, 2006 (unaudited)
--------------------------------------------------------------------------------

Ten Largest Holdings

                                                                 Principal Amount                Percentage of
Issue                                                                or Shares         Value      Net Assets
--------------------------------------------------------------- ------------------ ------------ --------------
NII Holdings, Inc. 2.88%, 2/1/34 ..............................      $ 250,000      $ 577,500         1.6%
Halliburton Co. 3.13%, 7/15/23 ................................      $ 250,000        526,562         1.4
Agere Systems, Inc. 6.50%, 12/15/09 ...........................      $ 500,000        494,375         1.4
Schlumberger Ltd. 1.50%, 6/1/23 ...............................      $ 250,000        479,688         1.3
CSX Corp. 0.00%, 10/30/21 .....................................      $ 350,000        427,437         1.2
Lucent Technologies Capital Trust I 7.75%, Pfd. ...............            400        411,150         1.1
Hartford Financial Services Group, Inc. (The) 7.00%, Pfd. .....          5,000        408,750         1.1
Conexant Systems, Inc. 4.00%, 3/1/26 ..........................      $ 350,000        364,875         1.0
Amerada Hess Corp. 7.00%, Pfd .................................          3,000        361,875         1.0
Vishay Intertechnology, Inc. 3.63%, 8/1/23 ....................      $ 350,000        361,375         1.0

--------------------------------------------------------------------------------
Asset Allocation -- Percentage of Net Assets

Cash & Other 9.1%
Common Stocks 8.3%
Convertible Securities 82.6%

--------------------------------------------------------------------------------
Sector Weightings -- Percentage of Total Investment Securities

Consumer, Non-cyclical   18.4%
Communications           15.8%
Financial                15.7%
Industrial               14.0%
Energy                   10.7%
Consumer, Cyclical        8.4%
Technology                8.4%
Utilities                 3.3%
Basic Materials           2.8%
Diversified               1.7%
Government                0.8%


--------------------------------------------------------------------------------
6

                                               Value Line Convertible Fund, Inc.
Schedule of Investments                                           April 30, 2006
--------------------------------------------------------------------------------

  Principal
   Amount                                                  Value
------------                                          --------------
CONVERTIBLE CORPORATE BONDS & NOTES (62.3%)
             ADVERTISING (0.8%)
 $  250,000  Lamar Advertising Co. 2.88%,
             12/31/10 ............................... $   295,938
             AEROSPACE/DEFENSE (3.0%)
    150,000  AAR Corp. 1.75%, 2/1/26* ...............     162,187
    150,000  Alliant Techsystems, Inc. 2.75%,
             2/15/24 ................................     165,750
    200,000  Armor Holdings, Inc. 2.00%,
             11/1/24** ..............................     252,500
    350,000  L-3 Communications Corp.
             3.00%, 8/1/35 ..........................     348,250
    150,000  Lockheed Martin Corp. 4.50%,
             8/15/33*** .............................     173,865
                                                      -----------
                                                        1,102,552
             AIR TRANSPORT (0.6%)
    250,000  JetBlue Airways Corp. 3.50%,
             7/15/33 ................................     222,500
             BUILDING MATERIALS (0.9%)
    200,000  Fluor Corp. 1.50%, 2/15/24 .............     336,500
             CABLE TV (1.4%)
    250,000  EchoStar Communications Corp.
             5.75%, 5/15/08 .........................     246,563
    250,000  Mediacom Communications Corp.
             5.25%, 7/1/06 ..........................     249,062
                                                      -----------
                                                          495,625
             COMPUTER SOFTWARE &
             SERVICES (2.0%)
    200,000  Adaptec, Inc. 0.75%, 12/22/23 ..........     174,500
    200,000  Ciber, Inc. 2.88%, 12/15/23 ............     178,250
    100,000  Comverse Technology, Inc. 0.00%,
             5/15/23 ................................     133,250
    250,000  Electronic Data Systems Corp.
             3.88%, 7/15/23 .........................     259,687
                                                      -----------
                                                          745,687
             DIVERSIFIED COMPANIES (0.4%)
    150,000  Danaher Corp. 0.00%, 1/22/21 ...........     140,063


  Principal
   Amount                                                  Value
------------                                          --------------
             DRUG (5.7%)
 $  200,000  Amgen, Inc. 0.00%, 3/1/32 .............. $   147,250
    100,000  deCODE genetics, Inc. 3.50%,
             4/15/11 ................................      82,250
    100,000  Genzyme Corp. 1.25%, 12/1/23 ...........     103,375
    250,000  InterMune, Inc. 0.25%, 3/1/11 ..........     217,813
    400,000  NPS Pharmaceuticals, Inc. 3.00%,
             6/15/08 ................................     352,500
    300,000  Sepracor, Inc. 5.00%, 2/15/07 ..........     297,750
    300,000  Teva Pharmaceutical Finance LLC
             Series A, 0.50%, 2/1/24 ................     338,250
    250,000  Valeant Pharmaceuticals
             International 4.00%, 11/15/13 ..........     219,062
    300,000  Wyeth 4.24%, 1/15/24**** ...............     317,880
                                                      -----------
                                                        2,076,130
             ELECTRICAL UTILITY --
             CENTRAL (0.5%)
    150,000  CenterPoint Energy, Inc. 3.75%,
             5/15/23 ................................     166,688
             ELECTRONICS (1.0%)
    350,000  Vishay Intertechnology, Inc.
             3.63%, 8/1/23 ..........................     361,375
             ENTERTAINMENT (2.7%)
    200,000  Liberty Media Corp. (convertible
             into Motorola, Inc. common)
             3.50%, 1/15/31 .........................     199,250
    300,000  Liberty Media Corp. (convertible
             into Time Warner, Inc.
             common) 0.75%, 3/30/23 .................     319,875
    250,000  Liberty Media Corp. (convertible
             into Viacom, Inc. Class B
             common) 3.25%, 3/15/31 .................     188,750
    250,000  Walt Disney Co. (The) 2.13%,
             4/15/23 ................................     265,625
                                                      -----------
                                                          973,500
             ENTERTAINMENT
             TECHNOLOGY (0.8%)
    100,000  International Game Technology
             0.00%, 1/29/33 .........................      80,375
    150,000  Scientific Games Corp. 0.75%,
             12/1/24 ................................     205,688
                                                      -----------
                                                          286,063


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

  Principal
   Amount                                                    Value
------------                                            --------------
             ENVIRONMENTAL (1.3%)
 $  350,000  Allied Waste North America, Inc.
             4.25%, 4/15/34 ........................... $   342,125
    100,000  Waste Connections, Inc. 5.18%,
             5/1/22*** ................................     118,820
                                                        -----------
                                                            460,945
             FINANCIAL SERVICES --
             DIVERSIFIED (4.8%)
    100,000  Aon Corp. 3.50%, 11/15/12 ................     195,375
    200,000  CapitalSource, Inc. 3.50%,
             7/15/34 ..................................     198,250
    200,000  Financial Federal Corp. 2.00%,
             4/15/34 ..................................     210,000
    200,000  Franklin Resources, Inc. 0.00%,
             5/11/31 ..................................     174,250
    100,000  Legg Mason, Inc. 0.00%, 6/6/31 ...........     137,250
    250,000  Leucadia National Corp. 3.75%,
             4/15/14 ..................................     360,937
    200,000  Merrill Lynch & Co, Inc. 0.00%,
             3/13/32 ..................................     225,860
    250,000  Prudential Financial, Inc. 1.99%,
             11/15/35 */*** ...........................     250,750
                                                        -----------
                                                          1,752,672
             HEALTH CARE INFORMATION
             SYSTEMS (1.6%)
    400,000  Incyte Corp. 3.50%, 2/15/11 ..............     299,500
    300,000  WebMD Corp. 1.75%, 6/15/23 ...............     278,625
                                                        -----------
                                                            578,125
             HOTEL/GAMING (1.5%)
    250,000  Host Marriott L.P. 3.25%,
             4/15/24* .................................     317,187
    150,000  Starwood Hotels & Resorts
             Worldwide, Inc. 3.50%, 5/16/23 ...........     213,563
                                                        -----------
                                                            530,750
             HOUSEHOLD PRODUCTS (0.9%)
    250,000  Church & Dwight Company, Inc.
             5.25%, 8/15/33 ...........................     321,875
             INDUSTRIAL SERVICES (2.3%)
    300,000  Amdocs Ltd. 0.50%, 3/15/24 ...............     300,375
    200,000  CSG Systems International, Inc.
             2.50%, 6/15/24 ...........................     212,000
    200,000  Quanta Services, Inc. 4.50%,
             10/1/23 ..................................     313,750
                                                        -----------
                                                            826,125


  Principal
   Amount                                                    Value
------------                                            --------------
             INSURANCE -- PROPERTY &
             CASUALTY (0.4%)
 $  300,000  American Financial Group, Inc.
             1.49%, 6/2/33** .......................... $   156,750
             INTERNET (0.4%)
    100,000  Yahoo!, Inc. 0.00%, 4/1/08 ...............     162,000
             MACHINERY (1.3%)
    200,000  Actuant Corp. 2.00%, 11/15/23 ............     333,000
    250,000  Roper Industries, Inc. 1.48%,
             1/15/34** ................................     154,375
                                                        -----------
                                                            487,375
             MEDICAL SERVICES (0.8%)
    250,000  PSS World Medical, Inc. 2.25%,
             3/15/24 ..................................     290,313
             MEDICAL SUPPLIES (3.3%)
    200,000  Advanced Medical Optics, Inc.
             2.50%, 7/15/24 ...........................     216,500
    300,000  ALZA Corp. 0.00%, 7/28/20 ................     241,500
    300,000  Edwards Lifesciences Corp.
             3.88%, 5/15/33 ...........................     299,250
    250,000  Medtronic, Inc. Series B, 1.25%,
             9/15/21 ..................................     246,562
    200,000  St. Jude Medical, Inc. 2.80%,
             12/15/35 .................................     197,000
                                                        -----------
                                                          1,200,812
             METALS & MINING
             DIVERSIFIED (0.3%)
     50,000  Freeport-McMoRan Copper &
             Gold, Inc. 7.00%, 2/11/11 ................     108,000
             OILFIELD SERVICES/
             EQUIPMENT (4.3%)
    100,000  Diamond Offshore Drilling, Inc.
             1.50%, 4/15/31 ...........................     186,125
    250,000  Halliburton Co. 3.13%, 7/15/23 ...........     526,562
    100,000  Helix Energy Solutions Group,
             Inc. 3.25%, 12/15/25 .....................     144,125
    200,000  Nabors Industries, Inc. 0.00%,
             6/15/23 ..................................     233,500
    250,000  Schlumberger Ltd. 1.50%, 6/1/23 ..........     479,688
                                                        -----------
                                                          1,570,000
             PETROLEUM --
             INTEGRATED (0.6%)
    200,000  McMoRan Exploration Co. 5.25%,
             10/6/11 ..................................     235,000


See Notes to Financial Statements.
--------------------------------------------------------------------------------
8

                                               Value Line Convertible Fund, Inc.
                                                                  April 30, 2006
--------------------------------------------------------------------------------

  Principal
   Amount                                                     Value
------------                                             --------------
             PHARMACY SERVICES (1.6%)
 $  250,000  Omnicare, Inc. 3.25%, 12/15/35 ............ $   245,312
    350,000  OSI Pharmaceuticals, Inc. 3.25%,
             9/8/23 ....................................     328,125
                                                         -----------
                                                             573,437
             POWER (0.3%)
    100,000  Headwaters, Inc. 2.88%, 6/1/16 ............     126,625
             RAILROAD (1.2%)
    350,000  CSX Corp. 0.00%, 10/30/21 .................     427,437
             RECREATION (1.2%)
    100,000  Carnival Corp. 2.00%, 4/15/21 .............     122,125
    100,000  Carnival Corp. 0.00%, 10/24/21 ............      78,000
    250,000  Hasbro, Inc. 2.75%, 12/1/21 ...............     254,375
                                                         -----------
                                                             454,500
             RETAIL -- AUTOMOTIVE (0.5%)
    200,000  PEP Boys-Manny Moe & Jack
             (The) 4.25%, 6/1/07 .......................     195,750
             RETAIL -- SPECIAL LINES (0.9%)
    250,000  Best Buy Company, Inc. 2.25%,
             1/15/22 ...................................     317,813
             RETAIL BUILDING SUPPLY (0.7%)
    250,000  Lowe's Companies, Inc. 0.86%,
             10/19/21** ................................     273,125
             RETAIL STORE (0.9%)
    100,000  Costco Wholesale Corp. 0.00%,
             8/19/17 ...................................     123,625
    150,000  Men's Wearhouse, Inc. (The)
             3.13%, 10/15/23 ...........................     195,750
                                                         -----------
                                                             319,375
             SEMICONDUCTOR (4.0%)
    350,000  Conexant Systems, Inc. 4.00%,
             3/1/26* ...................................     364,875
    250,000  Cymer, Inc. 3.50%, 2/15/09 ................     269,687
    250,000  Fairchild Semiconductor Corp.
             5.00%, 11/1/08 ............................     247,188
    300,000  LSI Logic Corp. 4.00%, 5/15/10 ............     320,625
    150,000  Skyworks Solutions, Inc. 4.75%,
             11/15/07 ..................................     150,750
    100,000  Vitesse Semiconductor Corp.
             1.50%, 10/1/24 ............................      88,625
                                                         -----------
                                                           1,441,750


  Principal
   Amount                                                     Value
------------                                             --------------
             STEEL -- GENERAL (0.4%)
 $  100,000  Ryerson Tull, Inc. 3.50%,
             11/1/24 ................................... $   149,375
             TELECOMMUNICATION
             SERVICES (3.1%)
    200,000  American Tower Corp. 3.00%,
             8/15/12 ...................................     350,250
    200,000  Commonwealth Telephone
             Enterprises, Inc. 3.25%,
             7/15/23 ...................................     194,750
    250,000  NII Holdings, Inc. 2.88%, 2/1/34 ..........     577,500
                                                         -----------
                                                           1,122,500
             TELECOMMUNICATIONS
             EQUIPMENT (2.8%)
    500,000  Agere Systems, Inc. 6.50%,
             12/15/09 ..................................     494,375
    150,000  Andrew Corp. 3.25%, 8/15/13 ...............     150,375
    300,000  Anixter International, Inc. 0.00%,
             7/7/33 ....................................     230,250
    150,000  Lucent Technologies, Inc. Series A
             2.75%, 6/15/23 ............................     152,437
                                                         -----------
                                                           1,027,437
             TIRE & RUBBER (0.5%)
    150,000  Goodyear Tire & Rubber Co.
             (The) 4.25%, 6/15/34* .....................     194,250
             WIRELESS NETWORKING (0.6%)
    200,000  Powerwave Technologies, Inc.
             1.88%, 11/15/24 ...........................     233,500
                                                         -----------
             TOTAL CONVERTIBLE
             CORPORATE BONDS &
             NOTES (Cost $20,926,584) ..................  22,740,237
                                                         -----------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

    Shares                                                          Value
--------------                                               ------------------
CONVERTIBLE PREFERRED STOCK (20.3%)
                 AUTO & TRUCK (0.4%)
     5,000       Ford Motor Company Capital
                 Trust II 6.50%, Pfd. ....................   $   139,375
                 BEVERAGE -- ALCOHOLIC (0.2%)
     2,000       Constellation Brands, Inc. Series A
                 5.75%, Pfd. .............................        73,250
                 CHEMICAL -- DIVERSIFIED (0.8%)
     2,000       Celanese Corp. 4.25%, Pfd. ..............        61,250
     5,000       Huntsman Corp. 5.00%, Pfd. ..............       215,000
                                                             -----------
                                                                 276,250
                 DRUG (0.8%)
     6,000       Schering-Plough Corp. 6.00%, Pfd. .......       307,500
                 ELECTRICAL UTILITY --
                 CENTRAL (0.4%)
     4,000       Aquila, Inc. 6.75%, Pfd. ................       149,000
                 ELECTRICAL UTILITY --
                 EAST (0.3%)
     2,000       PNM Resources, Inc. 6.75%, Pfd. .........        97,240
                 FINANCIAL SERVICES --
                 DIVERSIFIED (2.1%)
         3       Federal National Mortgage
                 Association 5.38%, Pfd.* ................       285,651
     5,000       Hartford Financial Services Group,
                 Inc. (The) 7.00%, Pfd. ..................       408,750
     2,000       Lazard Ltd. 6.63%, Pfd. .................        79,060
                                                             -----------
                                                                 773,461
                 GROCERY (0.4%)
     6,000       Albertson's, Inc. 7.25%, Pfd. ...........       148,200
                 INSURANCE -- LIFE (2.5%)
     5,000       Conseco, Inc. 5.50%, Pfd. ...............       148,750
     8,000       Genworth Financial, Inc. Class A
                 6.00%, Pfd. .............................       290,160
     7,000       MetLife, Inc. 6.38%, Pfd. ...............       196,000
     2,000       Reinsurance Group of America,
                 Inc. 5.75%, Pfd. ........................       120,750
     4,000       UnumProvident Corp. 8.25%, Pfd. .........       154,000
                                                             -----------
                                                                 909,660


    Shares                                                          Value
--------------                                               ------------------
                 INSURANCE -- PROPERTY &
                 CASUALTY (1.1%)
     8,000       Chubb Corp. (The) 7.00%, Pfd. ...........   $   289,360
     5,000       XL Capital Ltd. 6.50%, Pfd. .............       109,400
                                                             -----------
                                                                 398,760
                 INTERNET (0.5%)
     6,000       E*Trade Financial Corp.
                 6.13%, Pfd. .............................       192,000
                 MACHINERY (0.9%)
     2,000       Cummins Capital Trust I
                 7.00%, Pfd. .............................       220,000
     2,000       United Rentals Trust I 6.50%, Pfd. ......        95,000
                                                             -----------
                                                                 315,000
                 METALS & MINING
                 DIVERSIFIED (0.8%)
       200       Freeport-McMoRan Copper &
                 Gold, Inc. 5.50%, Pfd. ..................       278,950
                 NATURAL GAS --
                 DISTRIBUTION (0.4%)
     2,000       Southern Union Co. 5.75%, Pfd. ..........       155,250
                 NATURAL GAS --
                 DIVERSIFIED (0.6%)
     2,000       Williams Companies, Inc. (The)
                 5.50%, Pfd. .............................       207,000
                 OFFICE EQUIPMENT &
                 SUPPLIES (0.6%)
     2,000       Xerox Corp. Series C 6.25%, Pfd. ........       231,000
                 OILFIELD SERVICES/
                 EQUIPMENT (0.6%)
     4,000       Hanover Compressor Co.
                 7.25%, Pfd. .............................       232,500
                 PETROLEUM --
                 INTEGRATED (1.0%)
     3,000       Amerada Hess Corp. 7.00%, Pfd. ..........       361,875
                 PETROLEUM --
                 PRODUCING (1.3%)
       150       Chesapeake Energy Corp.
                 4.13%, Pfd. .............................       295,762
     2,000       Chesapeake Energy Corp.
                 4.50%, Pfd. .............................       189,500
                                                             -----------
                                                                 485,262

See Notes to Financial Statements.
--------------------------------------------------------------------------------
10

                                               Value Line Convertible Fund, Inc.
                                                                  April 30, 2006
--------------------------------------------------------------------------------

    Shares                                                          Value
--------------                                               ------------------
                 PHARMACY SERVICES (0.1%)
       500       Omnicare, Inc. Series B
                 4.00%, Pfd. .................................   $    36,875
                 POWER (1.4%)
     7,000       AES Trust III 6.75%, Pfd. ...................       321,020
     4,000       Entergy Corp. 7.63%, Pfd. ...................       199,800
                                                                 -----------
                                                                     520,820
                 R.E.I.T. (0.6%)
     3,000       Simon Property Group, Inc.
                 6.00%, Pfd. .................................       202,125
                 TELECOMMUNICATIONS
                 EQUIPMENT (1.1%)
       400       Lucent Technologies Capital Trust
                 I 7.75%, Pfd. ...............................       411,150
                 THRIFT (1.4%)
     5,000       Sovereign Cap Trust IV
                 4.38%, Pfd. .................................       230,000
     5,000       Washington Mutual Capital Trust I
                 5.38%, Pfd. .................................       277,850
                                                                 -----------
                                                                     507,850
                                                                 -----------
                 TOTAL CONVERTIBLE
                 PREFERRED STOCK
                 (Cost $6,754,305) ...........................     7,410,353
                                                                 -----------
COMMON STOCKS (8.3%)
                 ADVERTISING (0.2%)
     1,000       Monster Worldwide, Inc.+ ....................        57,400
                 AEROSPACE/DEFENSE (0.3%)
     1,504       L-3 Communications
                 Holdings, Inc. ..............................       122,877
                 AIR TRANSPORT (0.3%)
     1,000       FedEx Corp. .................................       115,130
                 BANK (0.7%)
     2,186       Commerce Bancorp, Inc. ......................        88,184
     2,355       State Street Corp. ..........................       153,829
                                                                 -----------
                                                                     242,013
                 CEMENT & AGGREGATES (0.2%)
     1,000       Florida Rock Industries, Inc. ...............        62,370


    Shares                                                          Value
--------------                                               ------------------
                 COAL (0.8%)
     1,000       Arch Coal, Inc. .............................   $    94,990
     1,000       CONSOL Energy, Inc. .........................        85,160
     1,000       Joy Global, Inc. ............................        65,690
     1,000       Peabody Energy Corp. ........................        63,860
                                                                 -----------
                                                                     309,700
                 COMPUTER & PERIPHERALS (0.2%)
     1,000       International Business
                 Machines Corp. ..............................        82,340
                 DIVERSIFIED COMPANIES (0.4%)
     1,000       McDermott International, Inc.+ ..............        60,800
     1,000       Vornado Realty Trust ........................        95,640
                                                                 -----------
                                                                     156,440
                 DRUG (0.4%)
     2,000       Celgene Corp.+ ..............................        84,320
     1,000       Gilead Sciences, Inc.+ ......................        57,500
                                                                 -----------
                                                                     141,820
                 ELECTRICAL EQUIPMENT (0.7%)
     1,000       Rockwell Automation, Inc. ...................        72,460
     2,000       Thomas & Betts Corp.+ .......................       113,900
     1,000       WESCO International, Inc.+ ..................        75,000
                                                                 -----------
                                                                     261,360
                 ELECTRONICS (0.5%)
     2,000       Harris Corp. ................................        93,140
     2,000       MEMC Electronic Materials, Inc.+ ............        81,200
                                                                 -----------
                                                                     174,340
                 FOREIGN ELECTRONICS (0.2%)
     1,000       CANON, Inc. (ADR) ...........................        75,800
                 HOTEL/GAMING (0.2%)
     1,000       Harrah's Entertainment, Inc. ................        81,640
                 MEDICAL SERVICES (0.5%)
     2,000       Aetna, Inc. .................................        77,000
     1,100       UnitedHealth Group, Inc. ....................        54,714
     1,000       WellPoint, Inc.+ ............................        71,000
                                                                 -----------
                                                                     202,714
                 MEDICAL SUPPLIES (0.4%)
     2,000       Fisher Scientific International, Inc.+ ......       141,100


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.
Schedule of Investments                                April 30, 2006
--------------------------------------------------------------------------------

 Shares                                                     Value
--------                                                -------------
           METALS & MINING
           DIVERSIFIED (0.3%)
1,000      BHP Billiton Ltd. (ADR) ..................   $   45,560
1,000      Inco Ltd. ................................       56,470
                                                        ----------
                                                           102,030
           NATURAL GAS --
           DIVERSIFIED (0.1%)
   60      Hugoton Royalty Trust ....................        1,648
1,000      XTO Energy, Inc. .........................       42,350
                                                        ----------
                                                            43,998
           OILFIELD SERVICES/
           EQUIPMENT (0.5%)
1,000      National Oilwell Varco, Inc.+ ............       68,970
2,000      Tidewater, Inc. ..........................      116,480
                                                        ----------
                                                           185,450
           PETROLEUM --
           INTEGRATED (0.2%)
1,000      Valero Energy Corp. ......................       64,740
           R.E.I.T. (0.4%)
1,000      General Growth Properties, Inc. ..........       46,950
1,000      SL Green Realty Corp. ....................       99,000
                                                        ----------
                                                           145,950
           RAILROAD (0.3%)
1,000      Canadian National Railway Co. ............       44,910
1,000      Norfolk Southern Corp. ...................       54,000
                                                        ----------
                                                            98,910
           SECURITIES
           BROKERAGE (0.4%)
1,000      Lehman Brothers Holdings, Inc. ...........      151,150
           TELECOMMUNICATIONS
           EQUIPMENT (0.1%)
1,000      Redback Networks, Inc.+ ..................       22,400
                                                        ----------
           TOTAL COMMON STOCKS
           (Cost $2,252,833) ........................    3,041,672
                                                        ----------
           TOTAL INVESTMENT
           SECURITIES (90.9%)
           (Cost $29,933,722) .......................   33,192,262
                                                        ----------

           Principal
             Amount                                                              Value
-------------------------------                                            ----------------
REPURCHASE AGREEMENTS (7.7%)
$1,600,000                        With Morgan Stanley & Co.,
                                  4.62%, dated 4/28/06, due
                                  5/1/06, delivery value
                                  $1,600,616 (collateralized by
                                  $1,680,000 U.S. Treasury
                                  Notes 3.625%, due 7/15/09,
                                  with a value of $1,635,115) ..........   $1,600,000
1,200,000                         With UBS Securities, LLC,
                                  4.52%, dated 4/28/06, due
                                  5/1/06, delivery value
                                  $1,200,452 (collateralized by
                                  $953,000 U.S. Treasury Notes
                                  7.625%, due 2/15/25 with a
                                  value of $1,227,890) .................    1,200,000
                                                                           -----------
                                  TOTAL REPURCHASE
                                  AGREEMENTS
                                  (Cost $2,800,000) ....................    2,800,000
                                                                           -----------
CASH AND OTHER ASSETS IN
EXCESS OF LIABILITIES (1.4%) .........................................        533,853
                                                                           -----------
NET ASSETS (100%) ....................................................     $36,526,115
                                                                           -----------
NET ASSET VALUE OFFERING
AND REDEMPTION PRICE, PER
OUTSTANDING SHARE
($36,526,115 - 2,856,529 shares
outstanding) .........................................................     $    12.78
                                                                           -----------

+     Non-income producing.

* Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.

** Step Bond -- The interest stated is as of 4/30/2006 and will reset at a future date.

***   Rate at 4/30/2006. Floating rate changes quarterly.

****  Rate at 4/30/2006. Floating rate changes semi-annually.

ADR   American Depositary Receipt


See Notes to Financial Statements.
--------------------------------------------------------------------------------
12

                                               Value Line Convertible Fund, Inc.

Statement of Assets and Liabilities
at April 30, 2006
--------------------------------------------------------------------------------

Assets:
Investment securities, at value
   (Cost -- $29,933,722) ..........................   $33,192,262
Repurchase agreements
   (Cost -- $2,800,000) ...........................     2,800,000
Cash ..............................................       100,597
Receivable for securities sold ....................       310,656
Interest and dividends receivable .................       202,276
Prepaid expenses ..................................        19,035
Receivable for capital shares sold ................            96
                                                      ------------
     Total Assets .................................    36,624,922
                                                      ------------
Liabilities:
Payable for securities purchased ..................        55,286
Payable for capital shares repurchased ............            15
Accrued expenses:
   Advisory fee ...................................        18,689
   Service and distribution plan fees payable .....         2,990
   Other ..........................................        21,827
                                                      ------------
     Total Liabilities ............................        98,807
                                                      ------------
Net Assets ........................................   $36,526,115
                                                      ------------
Net assets consist of:
Capital stock, at $1.00 par value
   (authorized 50,000,000, outstanding
   2,856,529 shares) ..............................   $ 2,856,529
Additional paid-in capital ........................    31,443,893
Undistributed net investment income ...............       191,520
Accumulated net realized loss
   on investments .................................    (1,224,367)
Net unrealized appreciation of investments
   and foreign exchange translations ..............     3,258,540
                                                      ------------
Net Assets ........................................   $36,526,115
                                                      ------------
Net Asset Value, Offering and Redemption
   Price per Outstanding Share
   ($36,526,115 [divided by] 2,856,529 shares
   outstanding) ...................................   $     12.78
                                                      ------------


Statement of Operations
for the Year Ended April 30, 2006
--------------------------------------------------------------------------------

Investment Income:
Interest .........................................    $  691,150
Dividends (net of foreign withholding
   tax of $509) ..................................       496,964
                                                      ----------
   Total Income ..................................     1,188,114
                                                      ----------
Expenses:
Advisory fee .....................................       279,757
Service and distribution plan fees ...............        93,252
Printing .........................................        42,214
Transfer agent fees ..............................        24,801
Registration and filing fees .....................        22,509
Custodian fees ...................................        21,917
Insurance, dues and other ........................        18,033
Directors' fees and expenses .....................        15,805
                                                      ----------
   Total Expenses Before Custody Credits
     and Waivers .................................       518,288
   Less: Advisory Fee Waived .....................        (6,861)
   Less: Service and Distribution Plan
     Fees Waived .................................        (8,233)
   Less: Custody Credits .........................        (4,599)
                                                      ----------
   Net Expenses ..................................       498,595
                                                      ----------
Net Investment Income ............................       689,519
                                                      ----------
Net Realized and Unrealized Gain on
   Investments and Foreign Exchange
   Transactions:
   Net Realized Gain .............................     2,065,406
   Change in Net Unrealized Appreciation .........     3,203,171
                                                      ----------
Net Realized Gain and Change in
   Net Unrealized Appreciation
   on Investments and Foreign
   Exchange Transactions .........................     5,268,577
                                                      ----------
Increase in Net Assets from Operations ...........    $5,958,096
                                                      ----------


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.
Statement of Changes in Net Assets
for the Years Ended April 30, 2006 and 2005
--------------------------------------------------------------------------------

                                                                            Year Ended         Year Ended
                                                                          April 30, 2006     April 30, 2005
                                                                         ----------------   ---------------
Operations:
 Net investment income ...............................................     $    689,519      $     727,366
 Net realized gain on investments ....................................        2,065,406            970,702
 Change in net unrealized appreciation (depreciation) ................        3,203,171         (1,589,453)
                                                                           ------------      -------------
Increase in net assets from operations ...............................        5,958,096            108,615
                                                                           ------------      -------------
Distributions to Shareholders:
 Net investment income ...............................................         (487,016)          (936,353)
                                                                           ------------      -------------
Capital Share Transactions:
 Proceeds from sale of shares ........................................        1,173,175          5,582,012
 Proceeds from reinvestment of distributions to shareholders .........          421,882            781,645
 Cost of shares repurchased ..........................................       (9,204,741)       (10,373,291)
                                                                           ------------      -------------
 Decrease in net assets from capital share transactions ..............       (7,609,684)        (4,009,634)
                                                                           ------------      -------------
Total Decrease in Net Assets .........................................       (2,138,604)        (4,837,372)
Net Assets:
 Beginning of year ...................................................       38,664,719         43,502,091
                                                                           ------------      -------------
 End of year .........................................................     $ 36,526,115      $  38,664,719
                                                                           ------------      -------------
Undistributed net investment income (loss), at end of year ...........     $    191,520      $      (4,284)
                                                                           ------------      -------------


See Notes to Financial Statements.
--------------------------------------------------------------------------------
14

                                               Value Line Convertible Fund, Inc.

Notes to Financial Statements                                     April 30, 2006
--------------------------------------------------------------------------------

1.    Significant Accounting Policies

Value Line Convertible Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose investment objective is to seek high current income together with capital appreciation. The Fund seeks to accomplish its objective by investing primarily in convertible securities.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term exceeds 60 days. Securities for which market quotations are not readily available or which are not readily marketable are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund's policy to mark-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to shareholders. Therefore, no provision for federal income tax is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E) Convertible Securities. It is the Fund's policy to invest a significant portion of its assets in convertible securities. The return provided by a convertible security is greatly influenced by the performance of the common stock for which it can be exchanged. However, factors such as coupon rate, yield to maturity, years to maturity and premium rates and investment value, which measures the convertible security's degree of downside price


--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Notes to Financial Statements
--------------------------------------------------------------------------------

protection, all can have a strong effect on the performance of the convertible security while having no influence on the performance of its underlying common stock. Therefore, convertible securities are not considered derivative financial instruments. In connection with transactions in convertible securities, when the Fund chooses to convert the securities into the underlying common stock at the designated conversion rate, there will be no gain or loss recognized upon conversion and the cost of the common stock will reflect the cost of the original convertible security.

(F) Foreign Currency Translation. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange on the valuation date. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments are included in realized gain/loss on investments and change in unrealized appreciation/depreciation on investments.

(G) Representations and Indemnifications: In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2.    Capital Share Transactions

Transactions in capital stock were as follows:

                               Year Ended         Year Ended
                             April 30, 2006     April 30, 2005
                            ----------------   ---------------
Shares sold ................     97,583            492,888
Shares issued in
   reinvestment of
   dividends and
   distributions ...........     34,967             68,478
Shares repurchased .........   (772,015)          (913,156)
                               --------           --------
Net decrease ...............   (639,465)          (351,790)
                               --------           --------

3.    Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                     Year Ended
                                    April 30, 2006
                                   ---------------
Purchases:
   Investment securities .........   $28,918,617
                                     -----------
Sales or Redemptions:
   Investment securities .........   $38,230,779
                                     -----------


--------------------------------------------------------------------------------
16

                                               Value Line Convertible Fund, Inc.

                                                                  April 30, 2006
--------------------------------------------------------------------------------

4.    Income Taxes

At April 30, 2006, information on the tax components of capital is as follows:

Cost of investments for tax purposes .........   $32,804,718
                                                 -----------
Gross tax unrealized appreciation ............   $3,791,538
Gross tax unrealized depreciation ............     (603,994)
                                                 -----------
Net tax unrealized appreciation on
   investments ...............................   $3,187,544
                                                 -----------
Undistributed ordinary income ................   $  191,024
                                                 -----------
Capital Loss carryforward expiring
   April 30, 2011 ............................   $1,152,874
                                                 -----------

During the year ended April 30, 2006, the Fund utilized $2,050,063 of it's carryforward loss.

The Fund's net unrealized gain (loss) differ for financial statement and tax purposes primarily due to wash sales.

Permanent book-tax differences relating to the classification of income in the current year were reclassified within the composition of the net asset accounts. The Fund decreased undistributed net investment income by $6,699, and decreased accumulated net realized loss on investments by $8,745, and decreased paid-in capital by $2,046. These reclassifications were primarily due to differing treatments of investments in partnerships for tax purposes. Net assets were not affected by this reclassification.

The tax composition of distributions to shareholders for the years ended April 30, 2006 and April 30, 2005 were as follows:

                              2006          2005
                          -----------   -----------
Ordinary income .........   $487,016      $936,353
                            --------      --------

5. Investment Advisory Fee, Service and Distribution Fees and Transactions with Affiliates

An advisory fee of $279,757 before fee waivers was paid or payable to Value Line, Inc. (the "Adviser") for the year ended April 30, 2006. This was computed at an annual rate of 3/4 of 1% of average daily net assets during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses. Effective March 7, 2006, the Adviser voluntarily waived 0.125% of the fee. The fee waiver amounted to $6,861. The Adviser has no right to recoup previously waived amounts.

The Fund has a Service and Distribution Plan (the Plan), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the year ended April 30, 2006, fees amounting to $93,252 before fee waivers were paid or payable to the Distributor under this plan. Effective March 7, 2006, the Distributor voluntarily waived 0.15% of the fee. The fee waiver amounted to $8,233. The Distributor has no right to recoup previously waived amounts.

For the year ended April 30, 2006, the Fund's expenses were reduced by $4,599 under a custody credit arrangement with the custodian.

Certain officers and directors of the Adviser and/or affiliated companies are also officers and directors of the Fund. At April 30, 2006, the Adviser and/or affiliated companies and certain officers and directors of the Fund as a group owned less than 1% of the outstanding shares.


--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each year:

                                                                               Years Ended April 30,
                                                   -----------------------------------------------------------------------------
                                                          2006             2005           2004           2003           2002
                                                   -----------------   ------------   ------------   ------------   ------------
Net asset value, beginning of year .............      $   11.06          $  11.31       $  10.28       $  10.97       $  12.27
                                                      ---------          --------       --------       --------       --------
Income (loss) from
 investment operations:
 Net investment income .........................            .23               .19           .28             .27            .33
 Net gains (losses) on securities
   (both realized and unrealized) ..............           1.65              (.19)         1.05            (.68)          (.97)
                                                      ---------          --------       --------       --------       --------
 Total from investment operations ..............           1.88                --          1.33            (.41)          (.64)
                                                      ---------          --------       --------       --------       --------
Less distributions:
 Dividends from net investment income                      (.16)             (.25)          (.30)          (.28)          (.41)
 Distributions from net realized gains .........             --                --             --             --           (.25)
                                                      ---------          --------       --------       --------       --------
 Total distributions ...........................           (.16)             (.25)          (.30)          (.28)          (.66)
                                                      ---------          --------       --------       --------       --------
Net asset value, end of year ...................      $   12.78          $  11.06       $  11.31       $  10.28       $  10.97
                                                      ---------          --------       --------       --------       --------
Total return ...................................          17.06%             (.05%)        13.03%         (3.62%)        (5.24%)
                                                      ---------          --------       --------       --------       --------
Ratios/Supplemental Data:
Net assets, end of year (in thousands) .........      $  36,526          $ 38,665       $ 43,502       $ 44,075       $ 58,464
Ratio of expenses to
 average net assets(1) .........................           1.39%(2)          1.53%          1.51%          1.47%          1.31%
Ratio of net investment income to
 average net assets ............................           1.85%             1.68%          2.49%          2.66%          3.04%
Portfolio turnover rate ........................             82%              122%           130%           128%            67%

(1) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been 1.38% for the year ended April 30, 2006 and 1.52% for the year ended April 30, 2005, 1.50% for the year ended April 30, 2004, and unchanged for the years ended April 30, 2003 and 2002.

(2) Ratio reflects expenses grossed up for the voluntary fee waivers of a portion of the advisory fee by the Adviser and the service and distribution plan fees by the Distributor. The ratio of expenses to average net assets net of the voluntary fee waivers, but exclusive of the custody credit arrangement, would have been 1.35% for the year ended April 30, 2006.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
18

                                               Value Line Convertible Fund, Inc.

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of Value Line Convertible Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Convertible Fund, Inc. (the "Fund") at April 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York

June 22, 2006


--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Federal Tax Notice (unaudited)
--------------------------------------------------------------------------------

During the year ended April 30, 2006, the Fund paid dividends to shareholders of $0.1575 per share from net investment income. For corporate taxpayers, 71.45% of the ordinary income distributions paid during the fiscal year ended April 30, 2006 qualify for the corporate dividends received deductions. During the fiscal year ended April 30, 2006, 63.37% of the ordinary income distribution are treated as qualified dividends.


--------------------------------------------------------------------------------
20

                                               Value Line Convertible Fund, Inc.

--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies during the most recent 12-month period ended June 30 is available through the Fund's website at http://www.vlfunds.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.


--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Factors Considered by the Independent Directors
in Approving the Investment Advisory Agreement (unaudited)
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that the Fund's investment advisory agreement (the "Agreement") be approved annually by both the Board of Directors (collectively, "the Directors") and a majority of the Directors who are not affiliated with Value Line, Inc., the Fund's investment adviser ("Value Line") (the "Independent Directors"), voting separately. The Directors have determined that the terms of the Fund's Agreement are fair and reasonable and that renewal of the contract is in the best interests of the Fund and its shareholders. In making such determinations, the Independent Directors relied upon the assistance of counsel to the Independent Directors. Throughout the year, including the meeting specifically focused upon the review of the Agreement, the Independent Directors met in executive sessions separately from the Interested Directors of the Fund and any officers of Value Line.

Both in meetings which specifically addressed the approval of the Agreement and at other meetings during the course of the year, the Directors, including the Independent Directors, received materials relating to Value Line's investment and management services under the Agreement. These materials included: (i) information on the investment performance of the Fund compared to a peer group of funds ("Performance Universe") and its benchmark index, each as classified by Lipper, Inc., an independent evaluation service ("Lipper"); (ii) sales and redemption data with respect to the Fund; (iii) the general investment outlook in the markets in which the Fund invests; (iv) arrangements with respect to the distribution of the Fund's shares; (v) the allocation of the Fund's brokerage; and (vi) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics, and the structure and responsibilities of Value Line's compliance department.

As part of the review of the Agreement, the Independent Directors requested, and Value Line provided, additional information in order to evaluate the quality of Value Line's services and the reasonableness of its fees under the Agreement. Among other items, this information included data comparing: (i) the Fund's average management fees, transfer agent/ custodian fees, service fees (including 12b-1 fees), and other non-management fees, to those incurred by a peer group of funds selected by Lipper ("Expense Group") and ("Expense Universe"); (ii) the Fund's average expense ratio to those of its Expense Group and Expense Universe; (iii) the Fund's investment performance to the average performance of the Performance Universe as well as the Lipper Index; (iv) Value Line's financial results and conditions, including Value Line's and certain of its affiliates' profitability from the services that have been performed for the Fund as well as the Value Line family of funds; (v) the Fund's current investment management staffing; and (vi) the Fund's potential for achieving economies of scale.

The following summarizes matters considered by the Directors in connection with their renewal of the Agreement. However, the Directors did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Investment Performance and Compliance. The Directors reviewed the Fund's overall investment performance and compared it to its Performance Universe and the Lipper Index. The Directors noted that, although the Fund's performance for the three-year, five-year and 10-year periods ended December 31, 2005 was below the Performance Universe average and the Lipper Index, the Fund's performance for the one-year period ended December 31, 2005 exceeded the performance of the Performance Universe average. The Directors determined that Value Line had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements.


--------------------------------------------------------------------------------
22

                                               Value Line Convertible Fund, Inc.

Factors Considered by the Independent Directors
in Approving the Investment Advisory Agreement (unaudited)
--------------------------------------------------------------------------------

Value Line's Personnel and Methods. The Directors reviewed the background of members of the team responsible for the daily management of the Fund, achieving the Fund's investment objective and adhering to the Fund's investment strategy. The Independent Directors also engaged in discussions with Value Line's senior management who are responsible for the overall functioning of the Fund's investment operations. Based on this review, the Directors concluded that the Fund's management team and Value Line's overall resources were well developed and that Value Line had investment management capabilities and personnel essential to performing its duties under the Agreement.

Management Fee and Expenses. The Directors considered Value Line's fee under the Agreement relative to the management fees charged by its Expense Group and Expense Universe averages. The Directors noted that the Fund's management fee for the most recent fiscal year was slightly higher than both the Expense Group average and the Expense Universe average. The Directors also considered that the Fund's total expense ratio was also higher than the average expense ratio of both its Expense Group and Expense Universe. In an effort to reduce the Fund's higher management fees and total expense ratio, which was primarily due to the Fund's small asset size, Value Line voluntarily agreed to reduce its management fee from the annual rate of 0.75% of the Fund's average daily net assets to 0.625% of the Fund's average daily net assets on a temporary basis. In addition, the Fund agreed to reduce its 12b-1 fees from 0.25% to 0.10% of the Fund's average daily net assets on a temporary basis. Based on these actions, the Directors concluded that the Fund's management fees and total expense ratio are reasonable.

Nature and Quality of Other Services. The Directors considered the nature, quality, cost and extent of other services provided by Value Line and its affiliates under various other contracts, and their overall supervision of third party service providers. Based on this review, the Directors concluded that the nature, quality, cost and extent of such other services provided by Value Line and its affiliates were satisfactory, reliable and beneficial to the Fund's shareholders.

Profitability. The Directors considered the level of Value Line's profits with respect to the management of the Fund. This consideration included a review of Value Line's methodology in allocating certain of its costs to the management of each Fund. The Directors concluded that Value Line's profits from management of the Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund in light of the business risks involved.

Economies of Scale. The Directors noted that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a relevant consideration for the Fund.

Conclusion. The Directors, in light of Value Line's overall performance, considered it appropriate to continue to retain Value Line as the Fund's investment adviser. Based on their evaluation of all material factors deemed relevant, and with the advice of independent counsel, the Directors concluded that the Fund's Agreement is fair and reasonable and voted to approve the continuation of the Agreement for another year.


--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

                                                                Principal
                                                                Occupation                         Other
                                                  Length of     During the                         Directorships
Name, Address, and Age       Position             Time Served   Past 5 Years                       Held by Director
---------------------------- -------------------- ------------- ---------------------------------- -----------------
Interested Director*
----------------------------
Jean Bernhard Buttner        Chairman of the      Since 1985    Chairman, President and Chief      Value Line, Inc.
Age 71                       Board of Directors                 Executive Officer of Value Line,
                             and President                      Inc. (the "Adviser") and Value
                                                                Line Publishing, Inc. Chairman
                                                                and President of each of the 14
                                                                Value Line Funds and Value
                                                                Line Securities, Inc. (the
                                                                "Distributor").

Non-Interested Directors*
----------------------------
John W. Chandler             Director             Since 1991    Consultant, Academic               None
18 Victoria Lane                                                Search Consultation Service,
Lanesboro, MA 01237                                             Inc. (1994-2004); Trustee
Age 82                                                          Emeritus and Chairman
                                                                (1993-1994) of the Board of
                                                                Trustees of Duke University;
                                                                President Emeritus, Williams
                                                                College.

Frances T. Newton            Director             Since 2000    Customer Support Analyst,          None
4921 Buckingham Drive                                           Duke Power Company.
Charlotte, NC 28209
Age 64

Francis C. Oakley            Director             Since 2000    Professor of History,              Berkshire Life
54 Scott Hill Road                                              Williams College, 1961 to 2002.    Insurance
Williamstown, MA 01267                                          Professor Emeritus since 2002.     Company of
Age 74                                                          President Emeritus since 1994      America
                                                                and President, 1985-1994;
                                                                Chairman (1993-1997) and
                                                                Interim President (2002-2003) of
                                                                the American Council of Learned
                                                                Societies. Trustee since 1997 and
                                                                Chairman of the Board since
                                                                2005, National Humanities Center.

David H. Porter              Director             Since 1997    Visiting Professor of Classics,    None
5 Birch Run Drive                                               Williams College, since 1999;
Saratoga Springs, NY 12866                                      President Emeritus, Skidmore
Age 70                                                          College since 1999 and President,
                                                                1987-1998.


--------------------------------------------------------------------------------
24

                                               Value Line Convertible Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

                                                                 Principal
                                                                 Occupation                           Other
                                                   Length of     During the                           Directorships
Name, Address, and Age       Position              Time Served   Past 5 Years                         Held by Director
---------------------------- --------------------- ------------- ------------------------------------ -------------------
Paul Craig Roberts           Director              Since 1985    Chairman, Institute for Political    A. Schulman Inc.
169 Pompano St.                                                  Economy.                             (plastics)
Panama City Beach, FL 32413
Age 67

Nancy-Beth Sheerr            Director              Since 1996    Senior Financial Advisor,            None
1409 Beaumont Drive                                              Veritable L.P. (investment adviser)
Gladwyne, PA 19035                                               since 2004; Senior Financial
Age 57                                                           Advisor, Hawthorn, 2001-2004.

Officers
----------------------------
David T. Henigson            Vice President,       Since 1994    Director, Vice President and
Age 48                       Secretary and                       Compliance Officer of the
                             Chief Compliance                    Adviser. Director and Vice
                             Officer                             President of the Distributor.
                                                                 Vice President, Secretary and
                                                                 Chief Compliance Officer of
                                                                 each of the 14 Value Line Funds.

Stephen R. Anastasio         Treasurer             Since 2005    Controller of the Adviser until
Age 47                                                           2003; Chief Financial Officer of
                                                                 the Adviser 2003-2005; Treasurer
                                                                 of the Adviser since 2005;
                                                                 Treasurer of each of the 14
                                                                 Value Line Funds.

Howard A. Brecher            Assistant Treasurer   Since 2005    Director, Vice President and
Age 51                       Assistant Secretary                 Secretary of the Adviser; Director
                                                                 and Vice President of the
                                                                 Distributor.

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

--------------------------------------------------------------------------------
The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available, without charge, upon request by calling 1-800-243-2729.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

--------------------------------------------------------------------------------

                      (This page intentionally left blank.)


--------------------------------------------------------------------------------
26

                                               Value Line Convertible Fund, Inc.

--------------------------------------------------------------------------------

                      (This page intentionally left blank.)


--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 -- The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 -- Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- The Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- Value Line Larger Companies Fund's sole investment objective is to realize capital growth.

1979 -- The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- Value Line Centurion Fund* seeks long-term growth of capital.

1984 -- The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- Value Line Aggressive Income Trust seeks to maximize current income.

1987 -- Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9am-5pm, CST, Monday-Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

--------------------------------------------------------------------------------
28

INVESTMENT ADVISER  Value Line, Inc.
                    220 East 42nd Street
                    New York, NY 10017-5891

DISTRIBUTOR         Value Line Securities, Inc.
                    220 East 42nd Street
                    New York, NY 10017-5891

CUSTODIAN BANK      State Street Bank and Trust Co.
                    225 Franklin Street
                    Boston, MA 02110

SHAREHOLDER         State Street Bank and Trust Co.
SERVICING AGENT     c/o BFDS
                    P.O. Box 219729
                    Kansas City, MO 64121-9729

INDEPENDENT         PricewaterhouseCoopers LLP
REGISTERED PUBLIC   300 Madison Avenue
ACCOUNTING FIRM     New York, NY 10017

LEGAL COUNSEL       Peter D. Lowenstein, Esq.
                    Two Sound View Drive, Suite 100
                    Greenwich, CT 06830

DIRECTORS           Jean Bernhard Buttner
                    John W. Chandler
                    Frances T. Newton
                    Francis C. Oakley
                    David H. Porter
                    Paul Craig Roberts
                    Nancy-Beth Sheerr

OFFICERS            Jean Bernhard Buttner
                    Chairman and President
                    David T. Henigson
                    Vice President,
                    Secretary and
                    Chief Compliance Officer
                    Stephen R. Anastasio
                    Treasurer
                    Howard A. Brecher
                    Assistant Secretary/
                    Assistant Treasurer

This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Trust (obtainable from the Distributor).

                                                                          535791

Item 2.  Code of Ethics
-------  --------------

      (a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

      (f) Pursuant to item 12(a), the Registrant is attaching as an exhibit a copy of its Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

Item 3.  Audit Committee Financial Expert.
-------  ---------------------------------

      (a)(1)The Registrant has an Audit Committee Financial Expert serving on its Audit Committee.

      (2) The Registrant's Board has designated John W. Chandler, a member of the Registrant's Audit Committee, as the Registrant's Audit Committee Financial Expert. Mr. Chandler is an independent director who is a senior consultant with Academic Search Consultation Service. He spent most of his professional career at Williams College, where he served as a faculty member, Dean of the Faculty, and President (1973-85). He also served as President of Hamilton College (1968-73), and as President of the Association of American Colleges and Universities (1985-90). He has also previously served as Trustee Emeritus and Chairman of the Board of Trustees of Duke University.

A person who is designated as an "audit committee financial expert" shall not make such person an "expert" for any purpose, including without limitation under
Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services
-------  --------------------------------------

            (a) Audit Fees 2006 - $17,417, 2005 - $36,088

            (b) Audit-Related fees - None.

            (c) Tax Preparation Fees 2006 -$7,780, 2005 -$2,540

            (d) All Other Fees - None

            (e) (1) Audit Committee Pre-Approval Policy. All services to be performed for the Registrant by PricewaterhouseCoopers LLP must be pre-approved by the audit committee. All services performed during 2006 were pre-approved by the committee.

            (e) (2) Not applicable.

            (f) Not applicable.

            (g) Aggregate Non-Audit Fees 2006 -$7,780, 2005 -$2,540

            (h) Not applicable.

Item 11.  Controls and Procedures.
--------  ------------------------

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

      (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.
--------  ---------

      (a) Code of Business Conduct and Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 100.COE

      (b) (1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

            (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By       /s/ Jean B. Buttner
         ------------------------------------------------------------
         Jean B. Buttner, President


Date:    July 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Jean B. Buttner
         ------------------------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer


By:      /s/ Stephen Anastasio
         ------------------------------------------------------------
         Stephen Anastasio, Treasurer, Principal Financial Officer


Date:    July 10, 2006